Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Undiscounted total lease payments: Finance leases, maturities in
2026	¥ 7,485
2027	6,063
2028	4,733
2029	2,622
2030	676
2031 and thereafter	451
Total undiscounted cash flows	22,030
Difference between undiscounted and discounted cash flows	(570)
Amount on balance sheet	21,460	¥ 26,055
Undiscounted total lease payments: Operating leases, maturities in
2026	82,508
2027	69,847
2028	56,177
2029	38,702
2030	25,144
2031 and thereafter	92,377
Total undiscounted cash flows	364,755
Difference between undiscounted and discounted cash flows	(23,256)
Amount on balance sheet	¥ 341,499	¥ 329,267